Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Effect of Adoption of IFRS 16 on Statement of Financial Position Explanatory	The impacts of the adoption of IFRS 16 as at January 1, 2019 are as follows:

	Notes	As reported at December 31, 2018	Adjustments	Balance on adoption as at January 1, 2019
Assets
Current portion of lease receivable	b)	$—	$9	$9
Long-term portion of lease receivable	b)	—	34	34
Property, plant and equipment	a)	—	37	37
Liabilities and Shareholders’ Equity
Current portion of lease liability	c)	—	30	30
Current portion of provisions	d)	16	(12)	4
Long-term portion of lease liability	c)	—	106	106
Long-term portion of provisions	d)	69	(51)	18
Deficit	d)	$416	$(7)	$409

Disclosure of Detailed Information About Undiscounted Commitments Explanatory	The following table reconciles the Company’s commitments at December 31, 2018 to the Company’s lease liabilities as at January 1, 2019:

Total
Long-term debt	$419
Transportation	41
Power infrastructure	9
Interest obligations	27
Office lease	201
Decommissioning liability	129

Total at December 31, 2018	$826
Commitments that do not contain a lease	(607)
Office Lease — Non-Lease Components	(66)
Operating lease under IAS 17	9
Discounting impact	(26)

Lease liabilities as at January 1, 2019	$136